Segment information (Tables)	12 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Schedule of segments of the agriculture

	06.30.19
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	7,687	-	-	5,562	13,249
Costs	(6,622)	(17)	-	(4,670)	(11,309)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	1,420	-	-	4	1,424
Changes in the net realizable value of agricultural products after harvest	(30)	-	-	-	(30)
Gross profit / (loss)	2,455	(17)	-	896	3,334
Gain from disposal of farmlands	-	465	-	-	465
General and administrative expenses	(671)	(2)	(192)	(202)	(1,067)
Selling expenses	(639)	(1)	-	(474)	(1,114)
Other operating results, net	470	1	-	103	574
Management fees	-	-	-	-	-
Profit / (loss) from operations	1,615	446	(192)	323	2,192
Share of profit / (loss) of associates	39	-	-	(32)	7
Segment profit / (loss)	1,654	446	(192)	291	2,199
	-
Investment properties	1,843	-	-	-	1,843
Property, plant and equipment	14,147	104	-	537	14,788
Investments in associates	274	-	-	16	290
Other reportable assets	5,928	-	-	1,358	7,286
Reportable assets	22,192	104	-	1,911	24,207

	06.30.18
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	6,275	-	-	4,406	10,681
Costs	(5,169)	(25)	-	(3,969)	(9,163)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	1,076	-	-	(6)	1,070
Changes in the net realizable value of agricultural products after harvest	372	-	-	-	372
Gross profit / (loss)	2,554	(25)	-	431	2,960
Net gain from fair value adjustment of investment properties	-	151	-	-	151
Gain from disposal of farmlands	-	1,159	-	-	1,159
General and administrative expenses	(615)	(2)	(157)	(193)	(967)
Selling expenses	(836)	-	-	(302)	(1,138)
Other operating results, net	125	881	-	73	1,079
Management fees	-	-	-	-	-
Profit / (Loss) from operations	1,228	2,164	(157)	9	3,244
Share of profit / (loss) of associates	28	-	-	(2)	26
Segment profit / (loss)	1,256	2,164	(157)	7	3,270

Investment properties	1,436	-	-	-	1,436
Property, plant and equipment	13,728	92	-	423	14,243
Investments in associates	220	-	-	64	284
Other reportable assets	4,948	-	-	607	5,555
Reportable assets	20,332	92	-	1,094	21,518

	06.30.17
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	4,705	-	-	3,817	8,522
Costs	(3,968)	(34)	-	(3,472)	(7,474)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	109	-	-	2	111
Changes in the net realizable value of agricultural products after harvest	(252)	-	-	-	(252)
Gross profit / (loss)	594	(34)	-	347	907
Net gain from fair value adjustment of investment properties	-	673	-	-	673
Loss from disposal of farmlands	-	441	-	-	441
General and administrative expenses	(558)	(2)	(185)	(172)	(917)
Selling expenses	(812)	-	-	(308)	(1,120)
Other operating results, net	282	-	-	65	347
Management fees	-	-	-	-	-
Profit / (Loss) from operations	(494)	1,078	(185)	(68)	331
Share of profit / (loss) of associates	16	-	-	(8)	8
Segment profit / (loss)	(478)	1,078	(185)	(76)	339

Investment properties	614	-	-	-	614
Property, plant and equipment	11,885	64	-	394	12,343
Investments in associates	242	-	-	8	250
Other reportable assets	3,597	-	-	511	4,108
Reportable assets	16,338	64	-	913	17,315

Schedule of lines of business of groups operations center

	06.30.19
	Urban Properties and Investment business (II)
	Agricultural business (I)	Operations Center in Argentina	Operations Center in Israel	Subtotal	Total segment information	Joint ventures (i)	Discontinued operations (ii)	Adjustments (iii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iv)	Total Statement of Income / Financial Position
Revenues	13,249	10,534	56,722	67,256	80,505	(65)	-	2,593	(368)	82,665
Costs	(11,309)	(2,240)	(37,127)	(39,367)	(50,676)	47	-	(2,697)	136	(53,190)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	1,424	-	-	-	1,424	-	-	-	189	1,613
Changes in the net realizable value of agricultural products after harvest	(30)	-	-	-	(30)	-	-	-	-	(30)
Gross profit / (loss)	3,334	8,294	19,595	27,889	31,223	(18)	-	(104)	(43)	31,058
Gain from disposal of farmlands	465	-	-	-	465	-	-	-	-	465
Net gain from fair value adjustment of investment properties	-	(27,621)	3,416	(24,205)	(24,205)	587	-	-	-	(23,618)
General and administrative expenses	(1,067)	(1,867)	(5,886)	(7,753)	(8,820)	11	-	-	39	(8,770)
Selling expenses	(1,114)	(759)	(7,963)	(8,722)	(9,836)	5	-	-	8	(9,823)
Other operating results, net	574	(437)	519	82	656	131	-	104	(10)	881
Management fees	-	-	-	-	-	-	-	-	-	-
Profit / (loss) from operations	2,192	(22,390)	9,681	(12,709)	(10,517)	716	-	-	(6)	(9,807)
Share of profit / (loss) of associates and joint ventures	7	(4,326)	43	(4,283)	(4,276)	(703)	-	-	-	(4,979)
Segment profit / (loss)	2,199	(26,716)	9,724	(16,992)	(14,793)	13	-	-	(6)	(14,786)
							-
Reportable assets	24,207	78,166	374,723	452,889	477,096	(415)	-	-	31,308	507,989
Reportable liabilities	-	-	(322,561)	(322,561)	(322,561)	-	-	-	(96,428)	(418,989)
Net reportable assets	24,207	78,166	52,162	130,328	154,535	(415)	-	-	(65,120)	89,000

	06.30.18
	Urban Properties and Investment business (II)
	Agricultural business (I)	Operations Center in Argentina	Operations Center in Israel	Subtotal	Total segment information	Joint ventures (i)	Discontinued operations (ii)	Adjustments (iii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iv)	Total Statement of Income / Financial Position
Revenues	10,681	9,706	46,138	55,844	66,525	(77)	-	3,069	(231)	69,286
Costs	(9,163)	(1,975)	(29,624)	(31,599)	(40,762)	48	-	(3,110)	106	(43,718)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	1,070	-	-	-	1,070	3	-	-	98	1,171
Changes in the net realizable value of agricultural products after harvest	372	-	-	-	372	-	-	-	-	372
Gross profit / (loss)	2,960	7,731	16,514	24,245	27,205	(26)	-	(41)	(27)	27,111
Net gain from fair value adjustment of investment properties	151	13,860	3,575	17,435	17,586	(737)	-	-	-	16,849
Gain from disposal of farmlands	1,159	-	-	-	1,159	-	-	-	-	1,159
General and administrative expenses	(967)	(1,634)	(5,299)	(6,933)	(7,900)	28	-	-	23	(7,849)
Selling expenses	(1,138)	(788)	(7,506)	(8,294)	(9,432)	11	-	-	9	(9,412)
Other operating results, net	1,079	(29)	1,494	1,465	2,544	24	-	40	4	2,612
Management fees	-	-	-	-	-	-	-	(1,019)	-	(1,019)
Profit / (loss) from operations	3,244	19,140	8,778	27,918	31,162	(700)	-	(1,020)	9	29,451
Share of profit / (loss) of associates and joint ventures	26	(2,957)	(173)	(3,130)	(3,104)	812	-	-	-	(2,292)
Segment profit / (loss)	3,270	16,183	8,605	24,788	28,058	112	-	(1,020)	9	27,159

Reportable assets	21,518	106,953	394,376	501,329	522,847	413	-	-	34,414	557,674
Reportable liabilities	-	-	(335,186)	(335,186)	(335,186)	-	-	-	(99,027)	(434,213)
Net reportable assets	21,518	106,953	59,190	166,143	187,661	413	-	-	(64,613)	123,461

	06.30.17
	Urban Properties and Investment business (II)
	Agricultural business (I)	Operations Center in Argentina	Operations Center in Israel	Subtotal	Total segment information	Joint ventures (i)	Discontinued operations (ii)	Adjustments (iii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iv)	Total Statement of Income / Financial Position
Revenues	8,522	9,728	46,762	56,490	65,012	(162)	-	3,287	(230)	67,907
Costs	(7,474)	(2,107)	(29,965)	(32,072)	(39,546)	103	-	(3,343)	157	(42,629)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	111	-	-	-	111	16	-	-	50	177
Changes in the net realizable value of agricultural products after harvest	(252)	-	-	-	(252)	-	-	-	-	(252)
Gross profit / (loss)	907	7,621	16,797	24,418	25,325	(43)	-	(56)	(23)	25,203
Net gain from fair value adjustment of investment properties	673	(3,649)	779	(2,870)	(2,197)	(671)	-	-	-	(2,868)
Loss from disposal of farmlands	441	-	-	-	441	-	-	-	-	441
General and administrative expenses	(917)	(1,510)	(5,583)	(7,093)	(8,010)	14	-	-	16	(7,980)
Selling expenses	(1,120)	(769)	(8,051)	(8,820)	(9,940)	14	-	-	8	(9,918)
Other operating results, net	347	(679)	(8)	(687)	(340)	(20)	-	56	6	(298)
Management fees	-	-	-	-	-	-	-	(433)	-	(433)
Profit / (loss) from operations	331	1,014	3,934	4,948	5,279	(706)	-	(433)	7	4,147
Share of (loss) / profit of associates and joint ventures	8	(965)	38	(927)	(919)	121	-	-	-	(798)
Segment profit / (loss)	339	49	3,972	4,021	4,360	(585)	-	(433)	7	3,349

Reportable assets	17,315	94,307	361,249	455,556	472,871	(1,780)	-	-	22,396	493,487
Reportable liabilities	-	-	(312,667)	(312,667)	(312,667)	-	-	-	(75,287)	(387,954)
Net reportable assets	17,315	94,307	48,582	142,889	160,204	(1,780)	-	-	(52,891)	105,533

(i)	Represents the equity value of joint ventures that were proportionately consolidated for information by segment purposes.
(ii)	Corresponds to Shufersal's deconsolidation, the Group lost control in June 2018. See Note 4.(p).
(iii)	Includes Ps. (104), Ps. (41) and Ps. (56) corresponding to Expenses and FPC and Ps. 0, Ps. (1,019) and Ps. (433) to management fees, as of June 30, 2019, 2018 and 2017, respectively.
(iv)	Includes deferred income tax assets, income tax and MPIT credits, trade and other receivables, investment in financial assets, cash and cash equivalents and intangible assets except for rights to receive future units under barter agreements, net of investments in associates with negative equity which are included in provisions in the amount of Ps. 6,058, Ps. 3,815 and Ps. 112, as of June 30, 2019, 2018 and 2017, respectively.

Operation Center In Argentina [Member]
Statement Line Items [Line Items]
Schedule of lines of business of groups operations center

	06.30.19
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	5,976	1,566	783	2,066	10	-	133	10,534
Costs	(543)	(107)	(369)	(1,111)	(4)	-	(106)	(2,240)
Gross profit / (loss)	5,433	1,459	414	955	6	-	27	8,294
Net gain from fair value adjustment of investment properties	(28,394)	535	496	-	4	-	(262)	(27,621)
General and administrative expenses	(661)	(145)	(182)	(344)	(93)	(363)	(79)	(1,867)
Selling expenses	(371)	(69)	(83)	(221)	-	-	(15)	(759)
Other operating results, net	(57)	(23)	(208)	80	(9)	-	(220)	(437)
Management fees	-	-	-	-	-	-	-	-
Profit / (Loss) from operations	(24,050)	1,757	437	470	(92)	(363)	(549)	(22,390)
Share of profit / (loss) of associates and joint ventures	-	-	(26)	-	(2,574)	-	(1,726)	(4,326)
Segment profit / (loss)	(24,050)	1,757	411	470	(2,666)	(363)	(2,275)	(26,716)

Investment and trading properties	35,057	21,992	19,435	-	63	-	743	77,290
Property, plant and equipment	182	95	-	1,416	126	-	-	1,819
Investment in associates and joint ventures	-	-	310	-	(5,053)	-	3,425	(1,318)
Other reportable assets	79	86	129	18	-	-	63	375
Reportable assets	35,318	22,173	19,874	1,434	(4,864)	-	4,231	78,166

	06.30.18
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	6,822	932	210	1,711	-	-	31	9,706
Costs	(580)	(87)	(104)	(1,170)	-	-	(34)	(1,975)
Gross profit	6,242	845	106	541	-	-	(3)	7,731
Net gain from fair value adjustment of investment properties	4,384	4,088	5,134	-	-	-	254	13,860
General and administrative expenses	(597)	(152)	(138)	(341)	(82)	(269)	(55)	(1,634)
Selling expenses	(425)	(100)	(40)	(218)	-	-	(5)	(788)
Other operating results, net	(65)	(16)	96	(28)	(40)	-	24	(29)
Management fees	-	-	-	-	-	-	-	-
Profit / (Loss) from operations	9,539	4,665	5,158	(46)	(122)	(269)	215	19,140
Share of profit / (loss) of associates and joint ventures	-	-	3	-	(3,096)	-	136	(2,957)
Segment profit / (loss)	9,539	4,665	5,161	(46)	(3,218)	(269)	351	16,183

Investment and trading properties	62,959	19,691	17,608	-	-	-	933	101,191
Property, plant and equipment	149	84	-	1,494	138	-	-	1,865
Investment in associates and joint ventures	-	-	313	-	(2,707)	-	5,773	3,379
Other reportable assets	89	86	132	19	-	-	192	518
Reportable assets	63,197	19,861	18,053	1,513	(2,569)	-	6,898	106,953

	06.30.17
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	6,991	945	203	1,577	-	-	12	9,728
Costs	(745)	(147)	(103)	(1,104)	-	-	(8)	(2,107)
Gross profit / (loss)	6,246	798	100	473	-	-	4	7,621
Net gain from fair value adjustment of investment properties	(5,883)	1,293	290	-	-	-	651	(3,649)
General and administrative expenses	(582)	(157)	(73)	(304)	(89)	(290)	(15)	(1,510)
Selling expenses	(401)	(103)	(42)	(216)	-	-	(7)	(769)
Other operating results, net	(75)	(22)	(73)	2	(528)	-	17	(679)
Management fees	-	-	-	-	-	-	-	-
Profit / (Loss) from operations	(695)	1,809	202	(45)	(617)	(290)	650	1,014
Share of profit / (loss) of associates and joint ventures	-	-	(16)	-	(352)	-	(597)	(965)
Segment profit / (loss)	(695)	1,809	186	(45)	(969)	(290)	53	49

Investment and trading properties	57,983	14,641	11,531	-	-	-	495	84,650
Property, plant and equipment	173	405	-	1,583	-	-	-	2,161
Investment in associates and joint ventures	-	-	226	-	1,293	-	5,653	7,172
Other reportable assets	92	89	93	20	-	-	30	324
Reportable assets	58,248	15,135	11,850	1,603	1,293	-	6,178	94,307

Operation Center In Israel [Member]
Statement Line Items [Line Items]
Schedule of lines of business of groups operations center

	06.30.19
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Revenues	15,340	-	40,236	-	-	1,146	56,722
Costs	(6,828)	-	(29,683)	-	-	(616)	(37,127)
Gross profit	8,512	-	10,553	-	-	530	19,595
Net gain from fair value adjustment of investment properties	3,416	-	-	-	-	-	3,416
General and administrative expenses	(762)	-	(3,344)	-	(740)	(1,040)	(5,886)
Selling expenses	(270)	-	(7,390)	-	-	(303)	(7,963)
Other operating results, net	-	-	278	-	-	241	519
Management fees	-	-	-	-	-	-	-
Profit / (Loss) from operations	10,896	-	97	-	(740)	(572)	9,681
Share of profit/ (loss) of associates and joint ventures	174	502	-	-	-	(633)	43
Segment profit / (loss)	11,070	502	97	-	(740)	(1,205)	9,724

Reportable assets	212,301	16,102	76,531	15,839	29,062	24,888	374,723
Reportable liabilities	(164,810)	-	(59,333)	-	(88,569)	(9,849)	(322,561)
Net reportable assets	47,491	16,102	17,198	15,839	(59,507)	15,039	52,162

	06.30.18
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Revenues	10,763	-	34,332	-	-	1,043	46,138
Costs	(4,451)	-	(24,621)	-	-	(552)	(29,624)
Gross profit	6,312	-	9,711	-	-	491	16,514
Net gain from fair value adjustment of investment properties	3,575	-	-	-	-	-	3,575
General and administrative expenses	(644)	-	(3,214)	-	(597)	(844)	(5,299)
Selling expenses	(202)	-	(7,038)	-	-	(266)	(7,506)
Other operating results, net	179	-	540	-	798	(23)	1,494
Management fees	-	-	-	-	-	-	-
Profit / (Loss) from operations	9,220	-	(1)	-	201	(642)	8,778
Share of profit / (loss) of associates and joint ventures	233	-	-	-	-	(406)	(173)
Segment profit / (loss)	9,453	-	(1)	-	201	(1,048)	8,605

Reportable assets	208,525	20,696	77,471	19,064	33,187	35,433	394,376
Reportable liabilities	(162,110)	-	(60,369)	-	(108,847)	(3,860)	(335,186)
Net reportable assets	46,415	20,696	17,102	19,064	(75,660)	31,573	59,190

	06.30.17
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Revenues	10,480	-	35,062	-	-	1,220	46,762
Costs	(4,971)	-	(24,536)	-	-	(458)	(29,965)
Gross profit	5,509	-	10,526	-	-	762	16,797
Net gain from fair value adjustment of investment properties	779	-	-	-	-	-	779
General and administrative expenses	(636)	-	(3,499)	-	(836)	(612)	(5,583)
Selling expenses	(199)	-	(7,491)	-	-	(361)	(8,051)
Other operating results, net	70	-	238	-	(105)	(211)	(8)
Management fees	-	-	-	-	-	-	-
Profit / (Loss) from operations	5,523	-	(226)	-	(941)	(422)	3,934
Share of profit / (loss) of associates and joint ventures	66	-	-	-	-	(28)	38
Segment profit / (loss)	5,589	-	(226)	-	(941)	(450)	3,972

Reportable assets	142,054	64,914	54,722	17,243	28,083	54,233	361,249
Reportable liabilities	(115,624)	(52,904)	(45,163)	-	(67,154)	(31,822)	(312,667)
Net reportable assets	26,430	12,010	9,559	17,243	(39,071)	22,411	48,582